UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22178

Davlin Philanthropic Funds

(Exact name of registrant as specified in charter)

44 River Road, Suite A

Wayland, MA 01778

(Address of principal executive offices)

 (Zip code)

William E.B. Davlin

44 River Road, Suite A

Wayland, MA 01778

(Name and address of agent for service)

Registrant's telephone number, including area code: (508) 276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Davlin Philanthropic Fund

ACE LIMITED

Ticker Symbol:ACE	Cusip Number:H0023R105
Record Date: 3/31/2010	Meeting Date: 5/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against
2	Amend Articles of Association	Split	Issuer	For	With/Against
3	Aprove Annual Report & Financial Statements	Split	Issuer	For	With/Against
4	Allocation of Profit	Split	Issuer	For	With/Against
5	Discharge of the Board	Split	Issuer	For	With/Against
6	Amend Artciles of Association	Split	Issuer	For	With/Against
7	Ratify Accountants	Split	Issuer	For	With/Against
8	Approve 204 Long-Term Incentive Plan	Split	Issuer	For	With/Against
9	Approve payment of dividend	Split	Issuer	For	With/Against

AERCAP HOLDINGS N.V.

Ticker Symbol:AER	Cusip Number:N00985106
Record Date: 3/30/2010	Meeting Date: 5/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	Authorise Repurchase of Shares	For	Issuer	For	With
11	Amend Articles of Association	For	Issuer	For	With
3	Adoption of the Annual Accounts	For	Issuer	For	With
5	Discharge of Directors	For	Issuer	For	With
6A-6G	Election of Directors	For	Issuer	For	With
7	Amend Remuneration Policy	For	Issuer	For	With
8	Designation of Mr. Helming	For	Issuer	For	With
9	Appoint Accountants	For	Issuer	For	With

BJ'S WHOLESALE CLUB, INC.

Ticker Symbol:BJ	Cusip Number:05548J106
Record Date: 4/9/2010	Meeting Date: 5/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve Amendment to 2007 Stock INcentive Plan	For	Issuer	For	With
3	Ratify Accountants	For	Issuer	For	With
4	Bird Welfare	Against	Stockholder	Against	With

BROADPOINT GLEACHER SECS GROUP, INC

Ticker Symbol:BPSG	Cusip Number:11134A103
Record Date: 4/14/2010	Meeting Date: 5/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	Split	Issuer	For	With/Against
2	Change State of Incorporation	Split	Issuer	For	With/Against
3	Approve Amendment	Split	Issuer	For	With/Against
4	Change Name	Split	Issuer	For	With/Against
5	Ratify Accountants	Split	Issuer	For	With/Against

CERADYNE, INC.

Ticker Symbol:CRDN	Cusip Number:156710105
Record Date: 4/23/2010	Meeting Date: 6/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve 2003 Stock Incentive Plan	For	Issuer	For	With
3	Ratify Accountants	For	Issuer	For	With

COGNEX CORPORATION

Ticker Symbol:CGNX	Cusip Number:192422103
Record Date: 2/26/2010	Meeting Date: 4/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With

CONOCO PHILLIPS

Ticker Symbol:COP	Cusip Number:20825C104
Record Date: 3/15/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
10	Political Contributions	Against	Stockholder	Against	With
2	Ratify Accountants	For	Issuer	For	With
3	Risk Management Oversight	Against	Stockholder	Against	With
4	Greenhouse Gas Reduction	Against	Stockholder	Against	With
5	Oil Sands	Against	Stockholder	Against	With
6	Louisiana Wetlands	Against	Stockholder	Against	With
7	Climate Change	Against	Stockholder	Against	With
8	Pollution Report	Against	Stockholder	Against	With
9	Gender Expression	Against	Stockholder	Against	With

DOVER DOWNS GAMING & ENTERTAINMENT,

Ticker Symbol:DDE	Cusip Number:260095104
Record Date: 3/23/2010	Meeting Date: 4/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With

EXCEL MARITIME CARRIERS LTD.

Ticker Symbol:EXM	Cusip Number:V3267N107
Record Date: 8/24/2009	Meeting Date: 9/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appoint Auditors	For	Issuer	For	With
3	Ammendment to Article Fifth of the Amended and Restated Articles of Incorporation	For	Issuer	For	With

FAIRFAX FINANCIAL HOLDINGS LIMITED

Ticker Symbol:FFH	Cusip Number:303901102
Record Date: 3/5/2010	Meeting Date: 4/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Appointment of Auditors	Split	Issuer	For	With/Against
2	Answer the CDP questionnaire?	Split	Stockholder	Against	With/Against

FRANKLIN RESOURCES, INC.

Ticker Symbol:BEN	Cusip Number:676128512
Record Date: 1/19/2010	Meeting Date: 3/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against
2	Ratify Accoutants	Split	Issuer	For	With/Against
3	Other Business	Split	Issuer	For	With/Against

FRANKLIN STREET PROPERTIES CORP.

Ticker Symbol:FSP	Cusip Number:35471R106
Record Date: 3/10/2010	Meeting Date: 5/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against
2	Ratify Accountants	Split	Issuer	For	With/Against
3	Annual Election of Directors	Split	Issuer	Against	With/Against

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 4/13/2010	Meeting Date: 6/9/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With
3	2006 Stock Incentive Plan	For	Issuer	For	With
4	Selection of Candidate	Against	Stockholder	Against	With
5	Senior Executives stock ownership requirement	Against	Stockholder	Against	With

GARMIN LTD

Ticker Symbol:GRMN	Cusip Number:G37260109
Record Date: 3/31/2010	Meeting Date: 5/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With
3	Approve ESPP	For	Issuer	For	With
4	Discretion Vote	For	Issuer	For	With
5	Redomestication	For	Issuer	For	With
6	Motion to Adjourn Special Meeting	For	Issuer	For	With

GENESIS LEASE LTD

Ticker Symbol:GLS	Cusip Number:37183T107
Record Date: 2/5/2010	Meeting Date: 3/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt the Agreement and Plan of Amalgamation.	For	Issuer	For	With
2	Adjournment of the Special General Meeting	For	Issuer	For	With

GLACIER BANCORP, INC.

Ticker Symbol:GBCI	Cusip Number:37637Q105
Record Date: 3/1/2010	Meeting Date: 4/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against
2	Ratify Accountants	Split	Issuer	For	With/Against

HANSEN NATURAL CORPORATION

Ticker Symbol:HANS	Cusip Number:411310105
Record Date: 4/16/2010	Meeting Date: 6/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With

HARBINGER GROUP INC.

Ticker Symbol:HRG	Cusip Number:41146A106
Record Date: 4/16/2010	Meeting Date: 5/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With

HILLENBRAND, INC.

Ticker Symbol:HI	Cusip Number:431571108
Record Date: 12/17/2009	Meeting Date: 2/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approval of Stock Incentive Plan	Against	Issuer	For	Against
3	Ratification of Accounting Firm	For	Issuer	For	With
4	Other Business	For	Issuer	For	With

ISHARES MSCI TAIWAN INDEX FUND

Ticker Symbol:EWT	Cusip Number:464286731
Record Date: 8/25/2009	Meeting Date: 11/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve a new investment advisory agreement.	Split	Issuer	For	With/Against
2	Change of fund classification.	Split	Issuer	For	With/Against

ISHARES MSCI TAIWAN INDEX FUND

Ticker Symbol:EWT	Cusip Number:464286B66
Record Date: 8/25/2009	Meeting Date: 11/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against

J P MORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 3/18/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against
10	Share Retention	Split	Stockholder	Against	With/Against
2	Appoint Accountants	Split	Issuer	For	With/Against
3	Vote on Exec Compensation	Split	Issuer	For	With/Against
4	Political Non-partisanship	Split	Stockholder	Against	With/Against
5	Special Shareowner Meetings	Split	Issuer	Against	With/Against
6	Collateral in derivatives trading	Split	Stockholder	Against	With/Against
7	Action by written consent	Split	Issuer	Against	With/Against
8	Independent Chairman	Split	Stockholder	Against	With/Against
9	Pay Disparity	Split	Stockholder	Against	With/Against

J&J SNACK FOODS CORP.

Ticker Symbol:JJSF	Cusip Number:473904997
Record Date: 12/11/2009	Meeting Date: 2/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Director	For	Issuer	For	With

JMP GROUP, INC.

Ticker Symbol:JMP	Cusip Number:46629U107
Record Date: 4/20/2010	Meeting Date: 6/7/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against
2	Ratify Accountants	Split	Issuer	For	With/Against

KAISER ALUMINUM CORPORATION

Ticker Symbol:KALU	Cusip Number:483007704
Record Date: 4/12/2010	Meeting Date: 6/8/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Approve 2006 Incentive Plan	For	Issuer	For	With
3	Ratify Accountants	For	Issuer	For	With

LEGG MASON, INC.

Ticker Symbol:LM	Cusip Number:524901105
Record Date: 5/29/2009	Meeting Date: 7/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	Split	Issuer	For	With/Against
2	1996 Equity Incentive Plan	Split	Issuer	For	With/Against
3	Ratify Auditors	Split	Issuer	For	With/Against
4	Stockholders Proposal Regarding the Executive Incentive Compensation Plan.	Split	Stockholder	Against	With/Against
5	Stockholder Proposal Regarding Majority Voting	Split	Stockholder	Against	With/Against

MARATHON OIL CORPORATION

Ticker Symbol:MRO	Cusip Number:565849106
Record Date: 3/1/2010	Meeting Date: 4/28/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Accountants	For	Issuer	For	With
3	Amend By-laws to lower threshold to call speial meetings.	Against	Stockholder	Against	With
4	Stockholder ratification and approval of executive compensation.	Against	Stockholder	Against	With

MVC CAPITAL, INC.

Ticker Symbol:MVC	Cusip Number:553829102
Record Date: 3/1/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	Split	Issuer	For	With/Against
2	Ratify Accountants	Split	Issuer	For	With/Against

PEOPLE'S UNITED FINANCIAL, INC.

Ticker Symbol:PBCT	Cusip Number:712704105
Record Date: 3/8/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against
2	Ratify Accountants	Split	Issuer	For	With/Against
3	Proposal to Change Voting Standards	Split	Stockholder	Against	With/Against

PHARMACEUTICAL PROD DEVELOPMENT INC

Ticker Symbol:PPDI	Cusip Number:717124101
Record Date: 3/19/2010	Meeting Date: 5/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With
3	Other Matters	For	Issuer	For	With

POWERSHARES INDIA PORTFOLIO

Ticker Symbol:PIN	Cusip Number:73935L100
Record Date: 2/1/2010	Meeting Date: 3/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Nominate Directors	Split	Issuer	For	With/Against

ROYAL DUTCH SHELL PLC

Ticker Symbol:RDS-B	Cusip Number:780259107
Record Date: 4/8/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt Annual Report	For	Issuer	For	With
15	Ratify Accountants	For	Issuer	For	With
16	Remuneration of Accountants	For	Issuer	For	With
17	Authority to Allot Shares	For	Issuer	For	With
18	Dispplication of Pre-Emption Rights	For	Issuer	For	With
19	Authority to Purchase Shares	For	Issuer	For	With
2	Approve Remuneration	For	Issuer	For	With
20	Scrip Dividend Scheme	For	Issuer	For	With
21	Certain Donations & Expenses	For	Issuer	For	With
22	New Articles of Association	For	Issuer	For	With
23	Shareholder Resolutions	Against	Stockholder	Against	With
3-14	Elect Director	For	Issuer	For	With

RTI INTERNATIONAL METALS, INC.

Ticker Symbol:RTI	Cusip Number:74973W107
Record Date: 3/15/2010	Meeting Date: 4/30/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With

SAFETY INSURANCE GROUP, INC.

Ticker Symbol:SAFT	Cusip Number:78648T100
Record Date: 4/1/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	Split	Issuer	For	With/Against
2	Ratify Accountants	Split	Issuer	For	With/Against

SEABOARD CORPORATION

Ticker Symbol:SEB	Cusip Number:811543107
Record Date: 3/1/2010	Meeting Date: 4/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Nominate Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With

SPIRIT AEROSYSTEMS HOLDINGS, INC.

Ticker Symbol:SPR	Cusip Number:848574109
Record Date: 3/12/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With

TRAVELERS COMPANIES, INC.

Ticker Symbol:TRV	Cusip Number:89417E109
Record Date: 3/5/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Nomination of Directors	Split	Issuer	For	With/Against
2	Ratify Accountants	Split	Issuer	For	With/Against

VALERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 3/1/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With
3	2005 Stock Incentive Plan	For	Issuer	For	With
4	Ratify the 2009 Compensation of Named Executives	For	Issuer	For	With
5	Rainforest Sustainability	Against	Stockholder	Against	With
6	Political Associations	Against	Stockholder	Against	With
7	Stock Retention	Against	Stockholder	Against	With

VALUECLICK, INC.

Ticker Symbol:VCLK	Cusip Number:92046N102
Record Date: 3/8/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With

VERIZON COMMUNICATIONS INC.

Ticker Symbol:VZ	Cusip Number:92343V104
Record Date: 3/8/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Nominate Directors	For	Issuer	For	With
10	Executive Stock Retention Requirements	Against	Stockholder	Against	With
2	Ratify Accountants	For	Issuer	For	With
3	Advisory vote on Executive Compensation	For	Issuer	For	With
4	Prohibit Granting Stock Options	Against	Stockholder	Against	With
5	Gender Indentity Non-Discrimination Policy	Against	Stockholder	Against	With
6	Performance Stock Thresholds	Against	Stockholder	Against	With
7	Rights to Call a Special Meeting	Against	Stockholder	Against	With
8	Adopt & Disclose Succession Planning Policy	Against	Stockholder	Against	With
9	Approval of Benefits Paid After Death	Against	Stockholder	Against	With

WELLCARE HEALTH PLANS, INC.

Ticker Symbol:WCG	Cusip Number:94946T106
Record Date: 6/3/2009	Meeting Date: 7/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Nominees	For	Issuer	For	With
2	Declassify Board of Directors	For	Issuer	For	With
3	Amendment to Company's Certificate of Incorporation	For	Issuer	For	With
4	Ratify Auditor	For	Issuer	For	With
5	Other Business	For	Issuer	For	With

WELLCARE HEALTH PLANS, INC.

Ticker Symbol:WCG	Cusip Number:94946T106
Record Date: 4/13/2010	Meeting Date: 6/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Directors	For	Issuer	For	With
2	Ratify Accountants	For	Issuer	For	With
3	Proposal Regarding Political Contributions	Against	Stockholder	Against	With

WESCO FINANCIAL CORPORATION

Ticker Symbol:WSC	Cusip Number:950817106
Record Date: 3/15/2010	Meeting Date: 5/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Nominate Directors	Split	Issuer	For	With/Against

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

* /s/William E.B. Davlin

Trustee, President and Principal Executive Officer

Date: August 16, 2010

*Print the name and title of each signing officer under his or her signature.